Loans	12 Months Ended
Sep. 30, 2021
Loans
Loans

Note 12. Loans

Accounting policy

Loans are financial assets initially recognised at fair value plus directly attributable transaction costs and fees.

Loans are subsequently measured at amortised cost using the effective interest rate method where they have contractual cash flows which represent SPPI on the principal balance outstanding and they are held within a business model whose objective is achieved through holding the loans to collect these cash flows. They are presented net of any provision for ECL.

Loans are subsequently measured at FVIS where they do not have cash flows which represent SPPI, are held within a business model whose objective is achieved by selling the financial asset, or are designated at FVIS to eliminate or reduce an accounting mismatch.

Refer to Note 22 for balances which are measured at fair value and amortised cost.

Loan products that have both mortgage and deposit facilities are presented gross in the balance sheet, segregating the asset and liability component, because they do not meet the criteria to be offset. Interest earned on these products is presented on a net basis in the income statement as this reflects how the customer is charged.

The loan portfolio is disaggregated by location of booking office and product type, as follows.

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Australia
Housing	455,604	440,933	455,599	440,926
Personal	14,737	17,081	14,694	16,938
Business	148,453	147,584	145,950	144,354
Total Australia	618,794	605,598	616,243	602,218
New Zealand
Housing	58,081	51,126	-	-
Personal	1,175	1,360	-	-
Business	29,991	29,864	384	354
Total New Zealand	89,247	82,350	384	354
Total other overseas	6,332	10,713	5,688	9,945
Total loans	714,373	698,661	622,315	612,517
Provision for ECL on loans (refer to Note 13)	(4,589)	(5,602)	(3,902)	(4,693)
Total net loans[1]	709,784	693,059	618,413	607,824

1.

Total net loans included securitised loans of $4,829 million (2020: $7,367 million) for the Group and $129,270 million (2020: $132,506 million) for the Parent Entity. The level of securitised loans excludes loans where Westpac is the holder of related debt securities.

Note 12. Loans (continued)

The following table shows the Group’s contractual maturity distribution of all loans as at 30 September 2021.

		Over 1	Over 5
Consolidated	Up to	year to	years to	Over
$m	1 year	5 years	15 years	15 years	Total
Australia
Housing	7,314	2,083	18,238	427,969	455,604
Personal	6,312	7,111	1,314	-	14,737
Business	49,367	87,774	6,867	4,445	148,453
Total Australia	62,993	96,968	26,419	432,414	618,794
New Zealand
Housing	232	630	4,797	52,422	58,081
Personal	935	228	12	-	1,175
Business	19,382	10,582	26	1	29,991
Total New Zealand	20,549	11,440	4,835	52,423	89,247
Total other overseas	2,215	3,715	402	-	6,332
Total loans	85,757	112,123	31,656	484,837	714,373

The following table shows the Group’s interest rate segmentation of loans maturing after one year as at 30 September 2021.

	Loans at	Loans at
	variable	fixed
Consolidated	interest	interest
$m	rates	rates	Total
Interest rate segmentation of loans maturing after one year
Australia
Housing	275,772	172,518	448,290
Personal	2,777	5,648	8,425
Business	88,670	10,416	99,086
Total Australia	367,219	188,582	555,801
New Zealand
Housing	6,826	51,023	57,849
Personal	237	3	240
Business	759	9,850	10,609
Total New Zealand	7,822	60,876	68,698
Total other overseas	3,860	257	4,117
Total loans maturing after one year	378,901	249,715	628,616